WARRANT LIABILITY (Details) - Northern Genesis Acquisition Corp II [Member] - $ / shares	3 Months Ended	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Jan. 15, 2021	Sep. 30, 2021
Warrant Liability (Details) [Line Items]
Warrant expire term			5 years
Exercise Price	$ 1.50	$ 1.50	$ 1.50
Common stock equals or exceeds per share	$ 18.00	$ 18.00
Total equity proceeds, percentage	60.00%	60.00%	60.00%
Business combination market value per share	$ 9.20	$ 9.20	$ 9.20
Market value, percentage	180.00%	180.00%	180.00%
Redemption trigger price per share	$ 18.00	$ 18.00	$ 18.00
Immaterial Business Combination [Member]
Warrant Liability (Details) [Line Items]
Business combination issue price or effective issue price per share			$ 9.20
Public Warrants [Member]
Warrant Liability (Details) [Line Items]
Warrants exercisable term after the completion of a business combination			30 days
Warrants exercisable term from the closing of the public offering			12 months
Minimum threshold written notice period for redemption of public warrants			30 days
Threshold trading days for redemption of warrants			20 days
Threshold consecutive trading days for redemption of warrants			30 days
Threshold number of trading days before sending notice of redemption to warrant holders			3 days
Warrant [Member]
Warrant Liability (Details) [Line Items]
Exercise Price	$ 0.01	$ 0.01	$ 0.01
Market value, percentage	115.00%	115.00%	115.00%
Common Stock
Warrant Liability (Details) [Line Items]
Common stock equals or exceeds per share			$ 18.00
Threshold trading days for calculating Market Value			10 days